Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.50308%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	0.22600%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$988,139.64

Principal:
Principal Collections	$13,974,847.30
Prepayments in Full	$8,662,910.04
Liquidation Proceeds	$220,084.71
Recoveries	$87,564.30
Sub Total	$22,945,406.35
Collections	$23,933,545.99

Purchase Amounts:
Purchase Amounts Related to Principal	$206,276.76
Purchase Amounts Related to Interest	$572.26
Sub Total	$206,849.02

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,140,395.01

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	30
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,140,395.01
Servicing Fee	$309,965.64	$309,965.64	$0.00	$0.00	$23,830,429.37
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,830,429.37
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$23,830,429.37
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$23,830,429.37
Interest - Class A-3 Notes	$433,755.91	$433,755.91	$0.00	$0.00	$23,396,673.46
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$23,106,613.13
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,106,613.13
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$23,013,715.30
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,013,715.30
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$22,949,161.97
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,949,161.97
Regular Principal Payment	$21,058,144.82	$21,058,144.82	$0.00	$0.00	$1,891,017.15
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,891,017.15
Residual Released to Depositor	$0.00	$1,891,017.15	$0.00	$0.00	$0.00
Total		$24,140,395.01

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,058,144.82
Total					$21,058,144.82
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,058,144.82	$66.43	$433,755.91	$1.37	$21,491,900.73	$67.80
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$21,058,144.82	$20.01	$881,267.40	$0.84	$21,939,412.22	$20.85

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$160,650,335.93	0.5067834	$139,592,191.11	0.4403539
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$316,260,335.93	0.3004535	$295,202,191.11	0.2804478

Pool Information
Weighted Average APR	3.077%	3.070%
Weighted Average Remaining Term	33.90	33.08
Number of Receivables Outstanding	22,993	22,244
Pool Balance	$371,958,771.25	$348,748,403.31
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$340,260,869.81	$318,854,569.47
Pool Factor	0.3202403	0.3002572

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$29,893,833.84
Targeted Overcollateralization Amount	$53,546,212.20
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$53,546,212.20

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	30
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		50	$146,249.13
(Recoveries)		73	$87,564.30
Net Loss for Current Collection Period			$58,684.83
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1893%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4825%
Second Prior Collection Period			1.0182%
Prior Collection Period			0.0700%
Current Collection Period			0.1954%
Four Month Average (Current and Prior Three Collection Periods)			0.4415%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,806	$8,595,976.97
(Cumulative Recoveries)			$1,576,055.32
Cumulative Net Loss for All Collection Periods			$7,019,921.65
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6044%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,759.68
Average Net Loss for Receivables that have experienced a Realized Loss			$3,887.00

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.88%	148	$3,082,614.92
61-90 Days Delinquent	0.15%	28	$536,416.64
91-120 Days Delinquent	0.03%	4	$88,042.85
Over 120 Days Delinquent	0.09%	15	$299,347.79
Total Delinquent Receivables	1.15%	195	$4,006,422.20

Repossession Inventory:
Repossessed in the Current Collection Period		11	$265,379.64
Total Repossessed Inventory		20	$488,564.05

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1998%
Prior Collection Period			0.2131%
Current Collection Period			0.2113%
Three Month Average			0.2081%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2649%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	30

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	61	$1,370,405.96
2 Months Extended	105	$2,311,206.40
3+ Months Extended	9	$215,996.84

Total Receivables Extended:	175	$3,897,609.20

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer